Subsequent Events (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended
	Sep. 24, 2025	Dec. 31, 2024	Dec. 24, 2024	Sep. 30, 2025	Sep. 30, 2025	Sep. 22, 2025
Subsequent Event [Line Items]
Common stock, shares authorized		1,000		2,000,000,000	2,000,000,000
Preferred stock, shares authorized		100,000,000		100,000,000	100,000,000
Value of shares repurchased and retired	$ 1,594
Shares issued, value		$ 1,594			$ 50,000
BTCS Equity Partners LLC [Member]
Subsequent Event [Line Items]
Number of shares issued				400,000
Shares issued, value				$ 40,000
Sole Officer and Director [Member]
Subsequent Event [Line Items]
Number of shares issued				100,000
Shares issued, value				$ 10,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of share repurchased and retired	100
Number of shares issued		100	100		500,000
Shares issued, value		$ 0			$ 500
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized						2,000,000,000
Preferred stock, shares authorized						100,000,000
Value of shares repurchased and retired	$ 1,594
Subsequent Event [Member] | BTCS Equity Partners LLC [Member]
Subsequent Event [Line Items]
Number of shares issued				400,000
Shares issued, value				$ 40,000
Subsequent Event [Member] | Sole Officer and Director [Member]
Subsequent Event [Line Items]
Number of shares issued				100,000
Shares issued, value				$ 10,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of share repurchased and retired	100